Registration No. 2-84199
811-3762


SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X

Pre-Effective Amendment No.

Post-Effective Amendment No.      18
X

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940
X
Amendment No.           19
       X

   SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
(Exact name of Registrant as Specified in Charter)

388Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip
Code)

Registrant's Telephone Number, including Area Code
(212) 723-9218

   Christina T. Sydor
Secretary

   Smith Barney  Aggressive Growth Fund Inc.
388 Greenwich Street
     New York, New York  10013
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

_____     immediately upon filing pursuant to Rule
485(b)
__X___    on December 29, 1995 pursuant to Rule 485(b)
_____     60 days after filing pursuant to Rule 485(a)
on January 1, 1994       pursuant to Rule 485(a)

__________________________________________________________
__ __________________
______

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940,
as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended
   August 31, 1995 was filed on October 31, 1995.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

FORM  N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)

 SMITH BARNEY AGGRESSIVE GROWTH  FUND INC.

CONTENTS OF  REGISTRATION STATEMENT

This  Registration  Statement contains the  following

pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

 Signature Page

Exhibits

 SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

FORM  N-1A CROSS REFERENCE SHEET

Pursuant to Rule 495(a)

Part A
Item No. and Caption
Prospectus Caption


1.   Cover Page                                   Cover
Page

2.   Synopsis                                Prospectus
Summary

3.   Condensed Financial   Information
Financial Highlights;

4.   General   Description  of  Registrant
Cover Page; Prospectus Summary;

Investment Objective and
                                        Policies;
Distributor; Additional

Information

5     Management  of  the  Fund
Prospectus Summary; Management
                                        of  the   Trust
and the Fund;
                                        Distributor;
Additional
                                        Information

5A   Management's Discussion of
Management of the Trust and the
        Fund Performance                          Fund

6.   Capital Stock and Other Securities
Investment Objective and Policies;
                                        Dividends,
Distributions and
                                        Taxes; Additional
Information

7.   Purchase  of Securities Being Offered
Valuation of Shares; Purchase of
                                        Shares;  Exchange
Privilege;
                                        Redemption of
Shares;  Minimum
                                        Account Size;
Distributor

8.   Redemption or Repurchase of Shares
Purchase of Shares; Redemption of
                                        Shares; Exchange
Privilege

9.   Pending Legal Proceedings                         Not
Applicable

Part B

Item No. and Caption
Statement
of Additional
                                        Information
Caption

10.  Cover Page                                   Cover
page

11.  Table of Contents                            Contents

12.  General   Information  and  History
Distributor; Additional
                                        Information

13.  Investment   Objectives   and   Policies
Investment Objectives and
                                        Management
Policies

14.  Management of the Fund
Management
of the Trust and the
                                        Funds; Distributor

15.  Control Persons and Principal
Management  of the Trust and the
                                        Funds Holders of
Securities
16   Investment Advisory and Other Services
Management of the Trust and the
                                        Funds;
Distributor

17   Brokerage Allocation
Investment Objectives and
                                        Management
Policies; Distributor

18.  Capital   Stock   and  Other  Securities
Investment Objectives and
                                        Management
Policies; Purchase of
                                        Shares; Redemption
of Shares;
                                        Taxes

19.  Purchase, Redemption and Pricing
Purchase of Shares; Redemption of
        Securities Being Offered
Shares; Valuation of Shares;
                                        Distributor;
Exchange Privilege

20.  Tax Status
Taxes

21.  Underwriters
Distributor

22.  Calculation of Performance Data
Performance Data

23.  Financial Statements
Financial Statements

                                   PROSPECTUS



SMITH BARNEY


Aggressive

Growth

Fund Inc.


DECEMBER 29, 1995


Prospectus begins on page one

[LOGO]  Smith Barney Mutual Funds
        Investing for your future.
        Every day.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus
December 29, 1995
------------------------------------------------------------
--------------------

     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     Smith Barney Aggressive Growth Fund Inc. (the "Fund") is a diversified mutual fund that seeks capital appreciation by investing primarily in common stock of companies the Fund's investment adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard
& Poor's Daily Price Index of 500 Common Stocks (the "S&P 500"), a weighted index which measures the aggregate change in market value of 400 industrials, 60 transportation stocks and utility companies and 40 financial issues. Companies whose earnings grow at a rate more rapidly than those of S&P 500 companies are often small- or medium-sized companies that stand to benefit from new products or services, technological developments or changes in management. Consequently, the Fund invests principally in the securities of small- or medium-sized companies. Because of its objective and policies, the Fund may be subject to greater investment risks than those assumed by some other investment companies.

     This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision.
Investors are encouraged to read this Prospectus carefully and retain it for future reference.

     Additional information about the Fund is contained in a Statement of
Additional Information dated December 29, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above, or by contacting a Smith Barney Financial Consultant. The Statement of Additional
Information has been filed with the Securities and Exchange
Commission (the
"SEC") and is incorporated by reference into this Prospectus in its entirety.

Smith Barney Inc.
Distributor

Smith Barney Mutual Funds Management Inc.
Investment Adviser and Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Table of Contents
------------------------------------------------------------
--------------------

Prospectus Summuary
3
------------------------------------------------------------
--------------------
Financial Highlights
10
------------------------------------------------------------
--------------------
Investment Objective and Management Policies
14
------------------------------------------------------------
--------------------
Valuation of Shares
17
------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
18
------------------------------------------------------------
--------------------
Purchase of Shares
19
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--------------------
Exchange Privilege
29
------------------------------------------------------------
--------------------
Redemption of Shares
33
------------------------------------------------------------
--------------------
Minimum Account Size
36
------------------------------------------------------------
--------------------
Performance
36
------------------------------------------------------------
--------------------
Management of the Fund
37
------------------------------------------------------------
--------------------
Distributor
38
------------------------------------------------------------
--------------------
Additional Information
39
------------------------------------------------------------
--------------------


============================================================
====================
No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

============================================================
====================

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus Summary
------------------------------------------------------------
--------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospectus.
See "Table of Contents."

Investment Objective The Fund is an open-end, diversified management investment company that seeks capital appreciation by investing primarily in common stock of companies believed to be experiencing, or having the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the S&P 500. Although the Fund invests primarily in common stocks, it may invest in convertible securities, preferred stocks and warrants. See "Investment Objective and Management Policies."

Alternative Purchase Arrangements The Fund offers several classes of shares
("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $5,000,000. In addition, a fifth Class, Class Z shares, which is offered pursuant to a separate prospectus, is offered exclusively to (a) tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") and its affiliates and
(b) unit investment trusts ("UITs") sponsored by Smith Barney and its affiliates. See "Purchase of Shares" and "Redemption of Shares."

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a contingent deferred sales charge
("CDSC") of 1.00% on redemptions made within 12 months of purchase. See
"Prospectus Summary--Reduced or No Initial Sales Charge."

     Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class.
The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time.
See "Purchase of Shares-Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Class C shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

     Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $5,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

     In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

     Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

     Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class
C shares to investors with longer term investment outlooks.

     Investors investing a minimum of $5,000,000 must purchase Class Y shares, which are not subject to an initial sales charge, CDSC or service or distribution fee. The maximum purchase amount for Class A shares is $4,999,999,
Class B shares is $249,999 and Class C shares is $499,999.
There is no maximum
purchase amount for Class Y shares.

     Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases, which when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value with no initial sales charge, but will be subject to a CDSC of
1.00% on redemptions made within 12 months of purchase. The $500,000 aggregate investment may be met by adding the purchase to the net asset value of all Class
A shares held in funds sponsored by Smith Barney listed under "Exchange
Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

     Smith Barney Financial Consultants may receive different compensation for selling each Class of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

     See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each
Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the Classes of shares.

     Smith Barney 401(k) Program Investors may be eligible to participate in the
Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

401(a) of the Internal Revenue Code of 1986, as amended (the
"Code"), as well as
other types of participant directed, tax-qualified employee benefit plans
(collectively, "Participating Plans"). Class A, Class B,
Class C and Class Y
shares are available as investment alternatives for Participating Plans. See
"Purchase of Shares-Smith Barney 401(k) Program."

     Purchase of Shares Shares may be purchased through the Fund's distributor,
Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor
Services Group, Inc.
("FDISG") formerly known as The Shareholder Services Group.
See "Purchase of
Shares."

     Investment Minimums Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed
Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $5,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes through the Systematic Investment Plan described below is $50. There is no minimum investment requirement in Class A for unitholders who invest distributions from a UIT sponsored by Smith Barney.
See "Purchase of Shares."

Systematic Investment Plan The Fund offers shareholders a
Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See
"Purchase of Shares."

Redemption of Shares Shares may be redeemed on each day the New York Stock
Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and
"Redemption of Shares."

Management of the Fund Smith Barney Mutual Funds Management
Inc. ("SBMFM")
serves as the Fund's investment adviser and administrator.
SBMFM provides
investment advisory and management services to investment companies affiliated with Smith Barney. SBMFM is a wholly owned subsidiary of Smith Barney Holdings
Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified financial services holding company engaged, through

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

its subsidiaries, principally in four business segments:
Investment Services,
Consumer Finance Services, Life Insurance Services and
Property & Casualty
Insurance Services. See "Management of the Trust and the
Fund."

Exchange Privilege Shares of a Class may be exchanged for shares of the same
Class of certain other funds of the Smith Barney Mutual
Funds. Certain exchanges
may be subject to a sales charge differential. See "Exchange
Privilege."

Valuation of Shares Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from Smith Barney Financial Consultants. See "Valuation of
Shares."

Dividends and Distributions Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

Risk Factors and Special Considerations There can be no assurance that the
Fund's investment objective will be achieved. Securities of the kinds of companies in which the Fund invests may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a result, the Fund is not likely to receive significant dividend income on its portfolio securities. Accordingly, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors. See
"Investment Objective and
Management Policies."

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

The Fund's Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, the Fund's operating expenses for its most recent fiscal year:


                                                   Class A
Class B     Class C     Class Y
============================================================
===================================
Shareholder Transaction Expenses
  Maximum sales charge imposed on purchases
    (as a percentage of offering price)             5.00%
None        None        None
  Maximum CDSC
    (as a percentage of original cost or
    redemption proceeds whichever is lower)         None*
5.00%       1.00%       None
============================================================
===================================
Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management fees                                   0.80%
0.80%       0.80%       0.80%
  12b-1 fees**                                      0.25%
1.00%       1.00%       None
  Other expenses***                                 0.32%
0.32%       0.32%       0.32%
------------------------------------------------------------
-----------------------------------
TOTAL FUND OPERATING EXPENSES                       1.37%
2.12%       2.12%       1.12%
============================================================
===================================

  * Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities
Dealers, Inc.

*** For Class Y shares, "Other expenses" have been estimated based on expenses incurred by the Class A shares because as of August 31, 1995 there were no
     Class Y shares outstanding.

     The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k)
Program. See "Purchase of Shares" and "Redemption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 1.00% of the value of average daily net assets of that Class, consisting of a 0.75% distribution fee and a 0.25% service fee. For
Class C shares, Smith Barney receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of this Class, consisting of a 0.75% distribution fee and a 0.25% service fee.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Prospectus Summary (continued)
------------------------------------------------------------
--------------------

"Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly.
The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares,"
"Redemption of Shares" and
"Management of the Fund."


                                                   1 Year
3 Years     5 Years    10 Years*
============================================================
====================================
An investor would pay the following
expenses on a $1,000 investment, assuming
(1) 5.00% annual return and (2) redemption
at the end of each time period:
      Class A                                       $63
$91         $121        $206
      Class B                                        72
96          124         226
      Class C                                        32
66          114         245
      Class Y                                        11
36           62         136
An investor would pay the following
expenses on the same investment, assuming
the same annual return and no redemption:
      Class A                                        63
91          121         206
      Class B                                        22
66          114         226
      Class C                                        22
66          114         245
      Class Y                                        11
36           62         136
============================================================
====================================

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods.
To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

The following information for the fiscal year ended August 31, 1995 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated August 31, 1995. The following information for the fiscal years ended August 31, 1985 through August 31, 1994 has been audited by Coopers & Lybrand L.L.P. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information. No information is presented for
Class Y shares because no Class Yshares were outstanding for the periods shown.
For a share of each class of capital stock outstanding throughout each year:


Class A Shares                         1995           1994
1993(1)         1992(1)         1991(1)         1990(1)
============================================================
============================================================
=====
Net Asset Value, Beginning
 of Year                             $26.76          $23.59
$18.94          $20.12          $16.16          $19.25
------------------------------------------------------------
------------------------------------------------------------
-----
Income (Loss) From
Operations:
  Net investment loss                 (0.34)          (0.32)
(0.21)          (0.07)          (0.05)          (0.02)
  Net realized and
  unrealized gain (loss)
  on investments                       8.48            3.49
4.86           (0.35)           4.95           (1.02)
------------------------------------------------------------
------------------------------------------------------------
-----
Total Income (Loss) From
 Operations                            8.14            3.17
4.65           (0.42)           4.90           (1.04)
------------------------------------------------------------
------------------------------------------------------------
-----
Less Distributions From:
  Net investment income                --              --
--              --              --             (0.02)
  Net realized gains                  (1.37)           --
--             (0.76)          (0.94)          (2.03)
------------------------------------------------------------
------------------------------------------------------------
-----
Total Distributions                   (1.37)           --
--             (0.76)          (0.94)          (2.05)
------------------------------------------------------------
------------------------------------------------------------
-----
Net Asset Value,
End of Year                          $33.53          $26.76
$23.59          $18.94          $20.12          $16.16
------------------------------------------------------------
------------------------------------------------------------
-----
Total Return                          31.95%          13.44%
24.55%          (2.42)%         31.97%          (6.38)%
------------------------------------------------------------
------------------------------------------------------------
-----
Net Assets, End of Year
 (000s)                            $292,402        $180,917
$150,471        $181,459        $144,587         $86,169
------------------------------------------------------------
------------------------------------------------------------
-----
Ratios to Average Net Assets:
  Expenses                             1.37%
1.42%*           1.34%           1.05%           1.17%
1.13%
  Net investment loss                 (1.05)          (1.23)
(1.01)          (0.31)          (0.24)          (0.11)%
------------------------------------------------------------
------------------------------------------------------------
-----
Portfolio Turnover Rate                  44%             11%
13%              3%             23%             14%
============================================================
============================================================
=====

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.

*    The operating expense ratio excludes interest expense.
The operating
     expense ratio including interest expense would have been 1.43%.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class A share of capital stock outstanding throughout each year.


                                           1989(1)
1988(1)       1987(1)          1986(1)        1985(1)
============================================================
======================================================
Net Asset Value, Beginning of Year         $13.68
$21.63         $16.43          $11.45          $10.62
------------------------------------------------------------
------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income (loss)               0.02
(0.12)         (0.11)          (0.09)          (0.04)
  Net realized and unrealized
    gain (loss) on investments               5.98
(5.36)          6.15            5.07            1.00
------------------------------------------------------------
------------------------------------------------------
Total Income (Loss) From Operations          6.00
(5.48)          6.04            4.98            0.96
------------------------------------------------------------
------------------------------------------------------
Less Distributions From:
  Net investment income                      --
--             --              --             (0.08)
  Net realized gains                        (0.43)
(2.47)         (0.84)           --             (0.05)
------------------------------------------------------------
------------------------------------------------------
Total Distributions                         (0.43)
(2.47)         (0.84)           --             (0.13)
------------------------------------------------------------
------------------------------------------------------
Net Asset Value, End of Year               $19.25
$13.68         $21.63          $16.43          $11.45
------------------------------------------------------------
------------------------------------------------------
Total Return                                44.97%
(24.40)%        39.36%          43.49%           9.22%
------------------------------------------------------------
------------------------------------------------------
Net Assets, End of Year (000s)            $94,228
$81,287       $143,572        $115,212        $100,140
------------------------------------------------------------
------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   1.25%
1.10%          1.10%           1.20%           1.20%
  Net investment income (loss)               0.15%
(0.60)%        (0.60)%         (0.60)%         (0.30)%
------------------------------------------------------------
------------------------------------------------------
Portfolio Turnover Rate                         8%
10%            25%             24%             33%
============================================================
======================================================

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class B share of capital stock outstanding throughout each year:

Class B Shares                            1995          1994
1993(1)(2)
============================================================
====================
Net Asset Value, Beginning of Year      $26.42
$23.46          $20.52
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment loss                    (0.33)
(0.29)          (0.30)
  Net realized and unrealized gain
    on investments                        8.10
3.25            3.24
------------------------------------------------------------
--------------------
Total Income From Operations              7.77
2.96            2.94
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income                   --             --
--
  Net realized gains                     (1.37)          --
--
------------------------------------------------------------
--------------------
Total Distributions                      (1.37)          --
--
------------------------------------------------------------
--------------------
Net Asset Value, End of Year            $32.82
$26.42          $23.46
------------------------------------------------------------
--------------------
Total Return                             30.93%
12.62%          14.33%++
------------------------------------------------------------
--------------------
Net Assets, End of Year (000s)         $97,438
$49,741         $18,139
------------------------------------------------------------
--------------------
Ratios to Average Net Assets:
  Expenses                                2.12%
2.22%*          2.18%+
  Net investment loss                    (1.80)
(2.04)          (1.86)+
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                     44%
11%             13%
============================================================
====================

(1) For the period from November 6, 1992 (inception date) to August 31, 1993.

(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.

  *  The operating expense ratio excludes interest expense.
The operating
     expense ratio including interest expense would have been 2.23%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

  +  Annualized.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a Class C share of capital stock outstanding throughout each year:

Class C Shares(1)                          1995
1994       1993(2)(3)
============================================================
====================
Net Asset Value, Beginning of Year       $26.42
$23.47       $21.14
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment loss                     (0.40)
(0.17)       (0.13)
  Net realized and unrealized gain
    on investments                         8.19
3.12         2.46
------------------------------------------------------------
--------------------
Total Income From Operations               7.79
2.95         2.33
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income                    --             --
--
  Net realized gains                      (1.37)          --
--
------------------------------------------------------------
--------------------
Total Distributions                       (1.37)          --
--
------------------------------------------------------------
--------------------
Net Asset Value, End of Year             $32.84
$26.42       $23.47
------------------------------------------------------------
--------------------
Total Return                              31.01%
12.57%       11.02%++
------------------------------------------------------------
--------------------
Net Assets, End of Year (000s)          $72,324
$367          $24
------------------------------------------------------------
--------------------
Ratios to Average Net Assets:
  Expenses                                 2.12%
2.08%*       2.11%+
  Net investment loss                     (1.80)
(1.90)       (1.76)+
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                      44%
11%          13%
============================================================
====================

(1) On November 7, 1994, the former Class D shares were renamed Class C shares.

(2)  For the period from May 13, 1993 (inception date) to
August 31, 1993.

(3) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for this period, since use of the undistributed net investment income method does not accord with results of operations for all classes of shares.

  *  The operating expense ratio excludes interest expense.
The operating
     expense ratio including interest expense would have been 2.09%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

  +  Annualized.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Investment Objective and Management Policies
------------------------------------------------------------
--------------------

     The investment objective of the Fund is capital appreciation. Although the
Fund may receive current income from dividends, interest and other sources, income is only an incidental consideration of the Fund. The Fund's investment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective.

     The Fund attempts to achieve its investment objective by investing primarily in common stocks of companies that SBMFM believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies having securities included in the S&P 500. An earnings growth rate exceeding that of S&P 500 companies is often achieved by small or medium-sized companies, generally referred to as "emerging growth companies," that stand to benefit from new products or services, technological developments or changes in management, but it also may be achieved by seasoned, established companies. As a result, SBMFM anticipates that the Fund will invest principally in the securities of small or medium-sized companies and to a lesser degree in the securities of large, well-known companies.

     SBMFM focuses its stock selection for the Fund on a diversified group of emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the Fund acquires their stocks.
These companies
generally may be expected to benefit from new technologies, techniques, products or services or cost-reducing measures, and may be affected by changes in management, capitalization or asset deployment, government regulations or other external circumstances.

     Although SBMFM anticipates that the assets of the Fund ordinarily will be invested primarily in common stocks of U.S. companies, the Fund may invest in convertible securities, preferred stocks, securities of foreign issuers, warrants and restricted securities. In addition, when SBMFM believes that market conditions warrant, the Fund may invest for temporary defensive purposes in corporate and U.S. government bonds and notes and money market instruments. The
Fund also is authorized to borrow in an amount of up to 5% of its total assets for extraordinary or emergency purposes, and may borrow up to 331/3% of its total assets less liabilities, for leveraging purposes. See
"Investment Policies
and Strategies -- Leveraging."

     Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional
Information.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

     INVESTMENT POLICIES AND STRATEGIES

     Restricted Securities. Restricted securities are those that may not be sold publicly without first being registered under the Securities Act of 1933, as amended. For that reason, the Fund may not be able to dispose of restricted securities at a time when, or at a price at which, it desires to do so and may have to bear expenses associated with registering the securities. At any one time, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than five business days, and securities lacking readily available market quotations will not exceed 15% of the Fund's total assets.

     Foreign Securities. The Fund may invest up to 10% of its net assets in the securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

     Lending of Portfolio Securities. From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations.
These loans may not exceed 331/3% of the Fund's total assets taken at value.
Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States government or its agencies and instrumentalities ("U.S. government securities") which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on loaned securities, by investing the cash collateral in Smith Barney short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S.
government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

will be made to firms deemed by SBMFM to be of good standing and will not be made unless, in the judgment of SBMFM, the consideration to be earned from such loans would justify the risk.

     Leveraging. The Fund may from time to time leverage its investments by purchasing securities with borrowed money. The Fund may borrow money only from banks and in an amount not to exceed 331/3% of the total value of its assets less its liabilities. Borrowed money creates an opportunity for greater capital gain but at the same time increases exposure to capital risk, as any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the Fund's net asset value to increase more rapidly than otherwise, while any decline in the value of securities purchased would cause the Fund's net asset value to decrease more rapidly than otherwise.

     Money Market Instruments. As noted above, in certain circumstances the Fund may invest in short-term money market instruments, such as U.S. government securities, certificates of deposit, time deposits, and bankers' acceptances issued by domestic banks (including their branches located outside the United
States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high-grade commercial paper, and repurchase agreements with respect to such instruments.

     Repurchase Agreements. The Fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the
Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SBMFM, acting under the supervision of the Board of
Directors,

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Investment Objective and Management Policies (continued)
------------------------------------------------------------
--------------------

reviews on an ongoing basis to evaluate potential risks the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

     Certain Risk Considerations. Securities of the kinds of companies in which the Fund invests may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a result, the Fund is not likely to receive significant dividend income on its portfolio securities. Accordingly, an investment in the
Fund should not be considered as a complete investment program and may not be appropriate for all investors.

     Portfolio Transactions. Portfolio securities transactions on behalf of the
Fund are placed by SBMFM with a number of brokers and dealers, including Smith
Barney. Smith Barney has advised the Fund that in transactions with the Fund,
Smith Barney charges a commission rate at least as favorable as the rate Smith
Barney charges its comparable unaffiliated customers in similar transactions.

------------------------------------------------------------
--------------------
Valuation of Shares
------------------------------------------------------------
--------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Fund's Board of Directors.
Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amortized cost reflects fair value of those investments. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
------------------------------------------------------------
--------------------

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute its investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

     If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

     The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

     TAXES

     The Fund has qualified and intends to continue to qualify each year as a
"regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. Dividends from net investment income and distributions of realized short-term capital gains are taxable to shareholders as ordinary income, regardless of how long shareholders have held their Fund shares and whether such dividends and distributions are received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held Fund shares and whether such distributions are received in cash or are reinvested in additional Fund shares.
Furthermore, as a general
rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Dividends, Distributions and Taxes
------------------------------------------------------------
--------------------

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors about the status of the
Fund's dividends and distributions for state and local tax liabilities.

------------------------------------------------------------
--------------------
Purchase of Shares
------------------------------------------------------------
--------------------

     GENERAL

     The Fund offers five Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or a CDSC and are available only to investors investing a minimum of $5,000,000. Class Z shares are offered without a sales charge, CDSC or service or distribution fee, exclusively to: (a) tax-exempt employee benefit and retirement plans of Smith
Barney and its affiliates and (b) certain UITs sponsored by Smith Barney and its affiliates. Investors meeting either of these criteria who are interested in acquiring Class Z shares should contact a Smith Barney Financial Consultant for a Class Z Prospectus. See "Prospectus Summary-Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which Class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group, except for investors purchasing shares of the Fund through a qualified retirement plan who may do so directly through FDISG. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A,
Class B, Class C or Class Y shares. No maintenance fee will be charged by the
Fund in connection with a brokerage account through which an investor purchases or holds shares.

     Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an
IRA or a Self-Employed Retirement Plan in the Fund.
Investors in Class Y shares
may open an account by making an initial investment of $5,000,000. Subsequent

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(a) of the
Code, the minimum initial investment requirement for Class
A, Class B and Class
C shares and the subsequent investment requirement for all Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Fund and their spouses and children and unitholders who invest distributions from a UIT sponsored by
Smith Barney. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, FDISG. Share certificates are issued only upon a shareholder's written request to FDISG.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business
(the "trade date"). Payment for Fund shares is due on the third business day after the trade date.

     SYSTEMATIC INVESTMENT PLAN

     Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the
Systematic Investment Plan, Smith Barney or FDISG is authorized through preauthorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or FDISG. The Systematic
Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     INITIAL SALES CHARGE ALTERNATIVE-CLASS A SHARES

     The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                                   Sales
Dealers
                              Sales Charge as    Charge as
Reallowance
                                   % of            % of
as % of
Amount of Investment          Offering Price  Amount
Invested    Offering Price
============================================================
====================
     Less than $25,000             5.00%            5.26%
4.50%

     $25,000 - $49,999             4.00%            4.17%
3.60%

     $50,000 - $99,999             3.50%            3.63%
3.15%

     $100,000 - $249,999           3.00%            3.09%
2.70%

     $250,000 - $499,999           2.00%            2.04%
1.80%

     $500,000 and over             *                *
*
============================================================
====================

  * Purchases of Class A shares, which when combined with current holdings of
     Class A shares offered with a sales charge equal or exceed $500,000 in the aggregate, will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within
     12 months of purchase. The CDSC on Class A shares is payable to Smith
     Barney, which compensates Smith Barney Financial
Consultants and other
     dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales
Charge Alternatives" and
     "Waivers of CDSC."

     Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of
1933, as amended.

     The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares held in funds sponsored by Smith Barney that are offered with a sales charge listed under "Exchange Privilege."

     INITIAL SALES CHARGE WAIVERS

     Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales of Class A shares to Directors of the Fund, employees of Travelers and its subsidiaries, or the spouses and children of such persons (including the surviving spouse of a deceased Director or employee, and retired Directors or employees), or employees of members of the
National Association of Securities Dealers, Inc., or sales to any trust, pension,

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

profit-sharing or other benefit plan for such persons provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be re-sold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge equal to or greater than the maximum sales charge of the Fund) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) accounts managed by registered investment advisory subsidiaries of Travelers; and (f) investments of distributions from a UIT sponsored by Smith Barney. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

     RIGHT OF ACCUMULATION

     Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class
A shares of the Fund and of funds sponsored by Smith Barney, which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

     GROUP PURCHASES

     Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

minimum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative-Class A Shares," and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any.
Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code.
Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith
Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a)has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of
Smith Barney.

     LETTER OF INTENT

     Class A Shares. A Letter of Intent for amounts of
$50,000 or more provides
an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such
Letter when placing orders. For purposes of a Letter of Intent, the "Amount of
Investment" as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney
Mutual Funds

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of
Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a
Smith Barney Financial Consultant or FDISG to obtain a
Letter of Intent
application.

     Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $1,000,000 in Class Y shares of the
Portfolio and agree to purchase a total of $5,000,000 of Class Y shares of the same Portfolio within six months from the date of the Letter. If a total investment of $5,000,000 is not made within the six-month period, all Class
Yshares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Portfolio's Class A shares, which may include a CDSC of 1.00%.
The Portfolio expects that such transfer will not be subject to Federal income taxes. Please contact a Smith Barney Financial Consultant or FDISG for further information.

     DEFERRED SALES CHARGE ALTERNATIVES

     "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a)
Class B shares; (b)
Class C shares; and (c) Class A shares which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed
$500,000 in the aggregate.

     Any applicable CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of
Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

shares that are CDSC Shares, shares redeemed more than 12 months after their purchase. Class C shares and Class A shares that are CDSC
Shares are subject to
a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding
Smith Barney statement month.The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of purchases by Participating Plans, as described below. See
"Purchase of
Shares-Smith Barney 401(k) Program."

Year Since Purchase
Payment Was Made
CDSC
============================================================
====================
   First
5.00%
   Second
4.00%
   Third
3.00%
   Fourth
2.00%
   Fifth
1.00%
   Sixth
0.00%
   Seventh
0.00%
   Eighth
0.00%
============================================================
====================

     Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. In addition, a certain portion of Class B Dividend Shares will be converted at that time. Shareholders who held Class B shares of Smith
Barney Shearson Short-Term World Income Fund (the "Short-
Term World Income
Fund") on July 15, 1994 and who subsequently exchange those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary--Alternative Purchase Arrangements--Class B Shares
Conversion Feature."

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other applicable Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     To provide an example, assume an investor purchased 100
Class B shares at
$10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares
($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences
(see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder;
(d) redemption of
shares made in connection with qualified distributions from retirement plans or
IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation
(by Smith Barney in
the case of shareholders who are also Smith Barney clients or by FDISG in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

     SMITH BARNEY 401(K) PROGRAM

     Investors may be eligible to participate in the Smith
Barney 401(k)
Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all Participating Plans in the Smith Barney 401(k) Program.

     The Fund offers to Participating Plans Class A, Class
B, Class C and Class
Y shares as investment alternatives under the Smith Barney
401(k) Program. Class
A, Class B and Class C shares acquired through the Smith Barney 401(k) Program are subject to the same service and/or distribution fees as, but different sales charge and CDSC schedules than, the Class A, Class B and Class C shares acquired by other investors. Similar to those available to other investors, Class Y shares acquired through the Smith Barney 401(k) Program are not subject to any initial sales charge, CDSC or service or distribution fee. Once a Participating
Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

     Class A Shares. Class A shares of the Fund are offered without any initial sales charge to any Participating Plan that purchases from $500,000 to
$4,999,999 of Class A shares of one or more funds of the Smith Barney Mutual
Funds. Class A shares acquired through the Smith Barney
401(k) Program after
November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the
Participating Plan terminates within four years of the date the Participating
Plan first enrolled in the Smith Barney 401(k) Program.

     Class B Shares. Class B shares of the Fund are offered to any Participating
Plan that purchases less than $250,000 of one or more funds of the Smith Barney
Mutual Funds. Class B shares acquired through the Smith
Barney 401(k) Program
are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating
Plan first enrolled
in the Smith Barney 401(k) Program.

     Eight years after the date the Participating Plan enrolled in the Smith
Barney 401(k) Program, it will be offered the opportunity to exchange all of its
Class B shares for Class A shares of the Fund. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as
Class B shares held by other investors. See "Purchase of Shares-Deferred Sales
Charge Alternatives."

     Class C Shares. Class C shares of the Fund are offered to any Participating
Plan that purchases from $250,000 to $499,999 of one or more funds of the Smith
Barney Mutual Funds. Class C shares acquired through the
Smith Barney 401(k)
Program after November 7, 1994 are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the
Participating Plan first enrolled in the Smith Barney 401(k) Program. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k)
Program if its total Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March. Once the exchange has occurred, a Participating Plan will not be eligible to acquire
Class C shares of the Fund but instead may acquire Class A shares of the Fund.
Class C shares not converted will continue to be subject to the distribution fee.

     Class Y Shares. Class Y shares of the Fund are offered without any service or distribution fees, sales charge or CDSC to any Participating Plan that purchases $5,000,000 or more of Class Y shares of one or more funds of the Smith
Barney Mutual Funds.

     No CDSC is imposed on redemptions of CDSC Shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus (a) with respect to Class A and Class C shares, the current net asset value of such shares purchased more than one year prior to redemption and, with respect to Class B shares, the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus (b) with respect to Class A and Class C shares, increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year and, with respect to Class B shares, increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to a
Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k)

Smith Barnry Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Purchase of Shares (continued)
------------------------------------------------------------
--------------------

Program, unlike the applicability of the CDSC to other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of CDSC Shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the
Participating Plan to the extent permitted under Section
401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating
Plan to an employee.

     Participating Plans wishing to acquire shares of the Fund through the Smith
Barney 401(k) Program must purchase such shares directly from FDISG. For further information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

------------------------------------------------------------
--------------------
Exchange Privilege
------------------------------------------------------------
--------------------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A,
Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge differential may apply.

FUND NAME

Growth Funds
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Growth Opportunity Fund
      Smith Barney Managed Growth Fund
      Smith Barney Special Equities Fund
      Smith Barney Telecommunications Growth Fund

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

Growth and Income Funds
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Income and Growth
Portfolio
      Smith Barney Growth and Income Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Strategic Investors Fund
      Smith Barney Utilities Fund

Taxable Fixed-Income Funds
   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
    * Smith Barney Funds, Inc. -- Income Return Account
Portfolio
      Smith Barney Funds, Inc. -- Monthly Payment Government
Portfolio
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury
Securities Portfolio
      Smith Barney Funds, Inc. -- U.S. Government Securities
Portfolio
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California
Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals
Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund
    * Smith Barney Muni Funds -- California Limited Term
Portfolio
    * Smith Barney Muni Funds -- Florida Limited Term
Portfolio
      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Ohio Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund
      Smith Barney Tax-Exempt Income Fund

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

International Funds
      Smith Barney Precious Metals and Minerals Fund Inc. Smith Barney World Funds, Inc. -- Emerging Markets
Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio Smith Barney World Funds, Inc. -- Global Government
Bond Portfolio
      Smith Barney World Funds, Inc. -- International
Balanced Portfolio
      Smith Barney World Funds, Inc. -- International Equity
Portfolio
      Smith Barney World Funds, Inc. -- Pacific Portfolio

Money Market Funds
    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio *** Smith Barney Money Funds, Inc. -- Retirement Portfolio +++ Smith Barney Muni Funds -- California Money Market
Portfolio
  +++ Smith Barney Muni Funds -- New York Money Market
Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.

-----------

  *  Available for exchange with Class A, Class C and Class
Y shares of the
     Fund.

 **  Available for exchange with Class A, Class B, and Class
Y shares of the
     Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

***  Available for exchange with Class A shares of the Fund.

  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith
     Barney 401(k) Program may exchange those shares for Class C shares of this fund.

+++ Available for exchange with Class A and Class Y shares of the Fund.

     Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gain distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k)
Program, if no sales charge was imposed upon the

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on
July 15, 1994) wishes to exchange all or a portion of his or her shares into any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged
Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Class Y Exchanges. Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM will notify Smith Barney and Smith Barney may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, Smith Barney will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or
her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds listed above, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See
"Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Exchange Privilege (continued)
------------------------------------------------------------
--------------------

will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

------------------------------------------------------------
--------------------
Redemption of Shares
------------------------------------------------------------
--------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Fund's transfer agent receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the
Investment Company Act of 1940, as amended ("1940 Act"), in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.Shares held by
Smith Barney as custodian must be redeemed by submitting a written request to a
Smith Barney Financial Consultant.

     Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing
Broker or dealer in the
selling group or by submitting a written request for redemption to:

     Smith Barney Aggressive Growth Fund, Inc.
     Class A, B, C or Y (please specify)
     c/o First Data Investor Services Group, Inc.
     P.O. Box 9134
     Boston, Massachusetts 02205-9134

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered.
If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to FDISG together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange.
Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. FDISG may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until FDISG receives all required documents in proper form.

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact
FDISG at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Redemption of Shares (continued)
------------------------------------------------------------
--------------------

guarantee that will be provided by FDISG upon request.
(Alternatively, an
investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling FDISG at
1-800-451-2010. Such requests may be made between 9:00 a.m.
and 5:00 p.m. (New
York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or
(ii) for which
certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new
Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling FDISG at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New
York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

     Additional Information regarding Telephone Redemption and Exchange Program.
Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Minimum Account Size
------------------------------------------------------------
--------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the
Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

------------------------------------------------------------
--------------------
Performance
------------------------------------------------------------
--------------------

     TOTAL RETURN

     From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B,
Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses.
These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Management of the Fund
------------------------------------------------------------
--------------------

     BOARD OF DIRECTORS

     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the
Fund are delegated to the Fund's investment adviser and administrator. The
Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

     INVESTMENT ADVISER--SBMFM

     SBMFM, located at 388 Greenwich Street, New York, New
York 10013 serves as
the Fund's investment adviser. SBMFM (through predecessor entities) has been in the investment counselling business since 1940. SBMFM renders investment advice to a wide variety of individual, institutional and investment company clients which had aggregate assets under management as of September
30, 1995, in excess
of $60 billion.

     Subject to the supervision and direction of the Fund's
Board of Directors,
SBMFM manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers. For investment advisory services rendered to the Fund, the Fund pays
SBMFM a fee at the annual rate of 0.60% of the value of the Fund's average daily net assets.

     PORTFOLIO MANAGEMENT

     Richard Freeman, a Managing Director of Smith Barney, is primarily responsible for management of the Fund's assets. Mr. Freeman has served in this capacity since November 1986, and manages the day-to-day operations of the Fund, including making all investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended August 31, 1995 is included in the Annual Report dated August 31, 1995. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial
Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Management of the Fund (continued)
------------------------------------------------------------
--------------------

     ADMINISTRATOR

     SBMFM also serves as the Fund's administrator and oversees all aspects of the Fund's administration. For administration services rendered to the Fund, the
Fund pays SBMFM a fee at the annual rate of 0.20% of the value of the Fund's average daily net assets.

------------------------------------------------------------
--------------------
Distributor
------------------------------------------------------------
--------------------

     Smith Barney is located at 388 Greenwich Street, New
York, New York 10013.
Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule
12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid an annual service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class.
Smith Barney is also paid an annual distribution fee with respect to Class B and
Class C shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares that automatically convert to
Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Smith Barney to pay its
Financial Consultants for servicing shareholder accounts and, in the case of
Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a
Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan are not tied exclusively to the distribution and

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Distributor (continued)
------------------------------------------------------------
--------------------

shareholder service expenses actually incurred by Smith
Barney and the payments
may exceed distribution expenses actually incurred. The
Fund's Board of
Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

------------------------------------------------------------
--------------------
Additional Information
------------------------------------------------------------
--------------------

     The Fund was incorporated under the laws of the State of Maryland on May
12, 1983, and is registered with the SEC as a diversified, open-end management investment company. The Fund offers shares of common stock currently classified into five Classes, A, B, C, Y and Z. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation
of each Class; (b) the effect of the respective sales charges for each Class;
(c) the distribution and/or service fees borne by each Class pursuant to the
Plan; (d) the expenses allocable exclusively to each Class;
(e) voting rights on
matters exclusively affecting a single Class; (f) the exchange privilege of each
Class; and (g) the conversion feature of the Class B shares.
The Fund's Board of
Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist stockholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that
Class. Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one or more of the
Classes.

     PNC Bank, is located at 17th and Chestnut Streets,
Philadelphia, PA 19103
and serves as custodian of the Fund's investments.

     FDISG is located at Exchange Place, Boston,
Massachusetts 02109, and serves
as the Fund's transfer agent.

Smith Barney Aggressive Growth Fund Inc.
------------------------------------------------------------
--------------------
Additional Information (continued)
------------------------------------------------------------
--------------------

     The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultants or the Fund's transfer agent.

SMITH BARNEY

------------
                                          A Member of the
Travelers Group [LOGO]















Smith Barney

Agressive

Growth

Fund Inc.


388 Greenwich Street
                                                       New
York, New York  10013



FD 01060      12/95